DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Schedule of fair value of derivative financial instruments

	30 June	30 June	31 December
USDm	2026	2025	2025
Fair value of derivative financial instruments regarding freight and bunkers
Forward freight agreements - fair value through profit and loss	4.6	3.9	2.0
Bunker swaps - fair value through profit and loss	-1.2	-0.1	-0.8

Fair value of derivative financial instruments regarding interest and currency exchange rate
Forward exchange contracts - hedge accounting	-1.5	3.1	0.9
Interest rate swaps - hedge accounting	11.5	13.8	8.3
Fair value of derivatives	13.4	20.7	10.4

Schedule of derivative financial instruments disclosed in the balance sheet	Derivative financial instruments are recognized in the following balance sheet items:

	30 June	30 June	31 December
USDm	2026	2025	2025
Other receivables	16.1	21.1	10.9
Other liabilities	-2.7	-0.4	-0.5
Total	13.4	20.7	10.4